Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
December 2023 [Member]
Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Details) [Line Items]
Total notes payable to related parties			$ 135,000
May 2024 and December 2023 [Member]
Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Details) [Line Items]
Total notes payable to related parties	$ 31,000	$ 31,000	24,000
August 2024 [Member]
Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Details) [Line Items]
Total notes payable to related parties	80,000
August 2024 One [Member]
Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Details) [Line Items]
Total notes payable to related parties	20,000
Septembert 2024 [Member]
Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Details) [Line Items]
Total notes payable to related parties	20,000
Related Party [Member]
Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Details) [Line Items]
Total notes payable to related parties	$ 151,000		$ 159,000